SENIOR NOTES AND LOANS	0 Months Ended
Dec. 31, 2014
Senior Notes and Loans [Abstract]
Senior Notes and Loans
NOTE 12—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Weighted average interest rate as of December 31, 2014	December 31,
		2014	2013

	%	(U.S. $ in millions)
Senior notes (1)(2)(3)	2.9	$8,335	$9,517
Loans, mainly from banks (4)(5)	1.2	1,401	1,671
Debentures (5)	7.2	15	15

		9,751	11,203
Less - current portion (included under “short-term debt”)		(1,185)	(816)

		$8,566	$10,387

1. Senior notes as of December 31, 2014 are effectively denominated (taking into consideration cross currency swap agreements) in the following currencies: U.S. dollar 58%, euro 37% and Swiss franc 5%. The senior notes bear floating and fixed interest ranging from 1.5% to 6.15%.

2. In March 2014, the Company repaid at maturity $750 million principal amount comprised of $500 million of LIBOR + 0.5% floating rate senior notes and $250 million of 1.7% senior notes, both issued in March 2011.

3. The above includes derivative instruments defined as hedge accounting- see note 17.

4. The balance as of December 31, 2014 and 2013 is mainly comprised of:

* A ¥100.5 billion senior unsecured fixed rate term loan agreement for five and seven years, bearing interest of 0.99% and 1.42%, respectively (approximately $0.8 billion).

* A ¥35 billion senior unsecured floating rate term loan agreement for five years, borrowed in December 2013, bearing interest of JPY LIBOR + 0.3% (approximately $0.3 billion).

* Loan from the European Investment Bank (EIB) in the amount of $148 million and $168 million, respectively (denominated in Euro). The loan bears interest determined on the basis of Euro LIBOR + 1%. The loan was fully repaid in January 2015.

* Debt raised in Japan in the amount of $118 million and $207 million, respectively, mainly related to the Taiyo ayo acquisition comprised of bank loans, capital leases and other loans.

5. Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2014, the Company met all financial covenants.

6. In January 2014, Teva entered into a term loan facility agreement under which Teva can draw up to $1.0 billion with a term of five years. Teva did not utilize the facility and the agreement was terminated in December 2014.

b.       The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreements.

c. The required annual principal payments of long-term debt as of December 31, 2014, starting with the year 2016, are as follows:
December 31,
2014

(U.S. $ in millions)
2016	$978
2017	568
2018	779
2019	1,517
2020 and thereafter	4,724
$8,566